Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 389	$ 395
Compensation	118	113
Reserves	18	39
Capital lease obligations	75	78
Deferred income	258	210
Other	42	52
Total gross deferred tax assets	900	887
Less: valuation allowance	(399)	(408)
Deferred tax assets	501	479
Brands	(1,123)	(1,122)
Amortizing intangible assets	(157)	(177)
Investment in foreign subsidiaries	(29)	0
Deferred tax liabilities	(1,309)	(1,299)
Net deferred taxes	$ (808)	$ (820)